Derivative and Hedging Instruments - Summary of Effects of Derivatives Not Designated in Qualifying Hedge Accounting Relationships (Detail) - Non designated [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ 6,498	$ 2,649
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	2,423	1,483
Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	894	571
Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	291	96
Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(55)	(242)
Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(47)	88
Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	3,785	2,815
Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(1,111)	(2,436)
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	322	277
Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ (4)	$ (3)